Investment Objectives and Goals - GROWTH FUND OF AMERICA	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Growth Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with growth of capital.